INCOME TAX (Schedule of Reconciliation of Effective Statutory Income Tax Rates) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Major components of tax expense (income) [abstract]
Canadian statutory tax rate	26.25%	26.00%
Income before income taxes	$ 77,815	$ 74,735
Income tax expense computed at Canadian statutory rates	20,426	19,431
Foreign tax rates different from statutory rate	(467)	(634)
Change in tax rates	(681)
Permanent items and other	1,008	728
Withholding taxes	1,023	760
Change in unrecognized deferred tax assets	(2,378)	(1,136)
Other	(12)	88
Income tax expense	$ 18,919	$ 19,237